STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Beginning Balance at Dec. 31, 2013	$ 171,353	$ 1,328	$ 1,654	$ 269,469	$ (101,098)	$ 0
Beginning Balance (in shares) at Dec. 31, 2013		1,327,698	1,654,191
Net income	(40,000)	$ 0	$ 0	0	(40,000)	0
Ending Balance at Dec. 31, 2014	131,353	$ 1,328	$ 1,654	269,469	(141,098)	0
Ending Balance (in shares) at Dec. 31, 2014		1,327,698	1,654,191
Shares converted from Class B to Class A	0	$ 115	$ (115)
Shares converted from Class B to Class A (in shares)		115,319	(115,319)
Net income	(32,750)	$ 0	$ 0	0	(32,750)	0
Ending Balance at Dec. 31, 2015	98,603	$ 1,443	$ 1,539	269,469	(173,848)	0
Ending Balance (in shares) at Dec. 31, 2015		1,443,017	1,538,872
Net income	(39,733)	$ 0	$ 0	0	(39,733)	0
Ending Balance at Dec. 31, 2016	$ 58,870	$ 1,443	$ 1,539	$ 269,469	$ (213,581)	$ 0
Ending Balance (in shares) at Dec. 31, 2016		1,443,017	1,538,872